Derivative financial instruments and Short positions (Details 12) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future Contracts
Hedge Instruments
Notional		R$ 54,995,334	R$ 80,149,530	R$ 72,798,063
Future Contracts | Trade Finance Operations
Hedge Instruments
Notional	[1]	54,995,334	80,149,530	72,798,063
Future Contracts | Trade Finance Operations | Foreign Currency - Dollar
Hedge Instruments
Notional		3,362,582	450,571	2,651,572
Future Contracts | Trade Finance Operations | Interest Rate (DI1 and DIA)
Hedge Instruments
Notional		32,344,276	46,314,644	34,303,028
Future Contracts | Trade Finance Operations | Interest Rate DDI1
Hedge Instruments
Notional		19,288,476	33,384,315	35,843,463
Securities-available for sale
Hedge Instruments
Notional		5,304,261	0	0
Government Securities
Hedge Instruments
Notional	[1]	5,304,261	0	0
Government Securities | Interest Rate (DI1 and DIA)
Hedge Instruments
Notional		R$ 5,304,261	R$ 0	R$ 0

[1]	Operation maturingbetween March, 2021 and March, 2023 updated value of the instruments of R$5,304,261, whose object of 'hedge' are Financial Treasury Bills - LFT, recorded in securities.